Equity Incentive Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2019	Jun. 30, 2016	Apr. 30, 2009
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding	214,974
Options outstanding, weighted average exercise price	$ 57.08
Deferred compensation liability, current and noncurrent	$ 1,475,000	$ 1,575,000
Weighted average grant date fair value of options and cash-settled SARs granted	$ 24.76	$ 22.64	$ 22.1
Total intrinsic value of options and cash-settled SARs exercised	$ 959,000	$ 1,310,000	$ 962,000
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	157,020
Non-options outstanding, weighted average exercise price	$ 54.88
Stock Appreciation Rights (SARs) | Other Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred compensation liability, current and noncurrent	$ 3,297,000	$ 3,020,000
Restricted Share Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	301	1,075
Non-options outstanding, weighted average exercise price	$ 66.7	$ 64.03
Total unrecognized cost	$ 18,000
weighted-average period of recognized	1 year 10 months 17 days
Fair value of share awards vested	$ 55,000
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	14,458	0
Non-options outstanding, weighted average exercise price	$ 69	$ 0
Total unrecognized cost	$ 805,000
weighted-average period of recognized	4 years 4 months 17 days
Stock Options and Stock Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option outstanding	371,994	414,778	357,254	284,591
Options outstanding, weighted average exercise price	$ 56.15	$ 55.13	$ 50.18	$ 43.71
Total unrecognized cost	$ 3,497,000
weighted-average period of recognized	2 years 10 months 17 days
Performance-Based Vesting Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	1,107	0
Non-options outstanding, weighted average exercise price	$ 67.85	$ 0
Total unrecognized cost	$ 50,000
weighted-average period of recognized	2 years 1 month 2 days
The 2009 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized							100,000
Number of shares available for grant					0
Number of option outstanding	2,433
Options outstanding, weighted average exercise price	$ 35.96
The 2016 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized						750,000
Number of shares available for grant	175,045
Number of option outstanding	212,541
Options outstanding, weighted average exercise price	$ 57.32
The 2016 Equity Incentive Plan | Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	157,020
Non-options outstanding, weighted average exercise price	$ 54.88
The 2016 Equity Incentive Plan | Restricted Share Awards, Restricted Share Unit Awards, And Performance Share Unit Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-option outstanding	15,866